RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18.  RELATED PARTY TRANSACTIONS

The Company’s related parties consist of the key management personnel, Company’s Directors and Officers.

Key management of the Company includes the members of the Board of Directors, Officers and Vice Presidents of the Company. The compensation paid or payable to key management for services during the years ended December 31, 2023 and 2022 is as follows:

Service or Item	Year ended December 31,
	2023	2022
Directors’ fees	$305	$296
Salaries and consultants’ fees	2,084	2,089
Share-based payments (non-cash)	1,827	1,669
Total	$4,216	$4,054

During the last three months ended December 31, 2023, the key management personnel including members of the Board of Directors and Officers and Vice Presidents of the Company participated in the equity financing for total gross proceeds of $1,585,000 (December 31, 2022: nil).